RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 24, 2022	Dec. 31, 2021	Mar. 31, 2021
Related party transaction
Repayment of promissory note - related party		$ 289,425
Promissory Note with Related Party
Related party transaction
Maximum borrowing capacity of related party promissory note						$ 300,000
Outstanding balance of related party note				$ 289,425
Support Services Agreement
Related party transaction
Expenses per month	$ 10,000		$ 10,000
Related Party Loans | Working capital loans warrant
Related party transaction
Maximum borrowing capacity of related party promissory note	1,500,000		1,800,000
Aggregate amount of working capital loans			4,830,000
Outstanding balance of related party note	$ 400,000		$ 0		$ 0
Price of warrant	$ 1.00		$ 1.00